INCOME TAXES (Details 5) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Operating loss and tax credit carryforwards
U.S. foreign tax credit carryforward period	$ 22,000,000,000
Total U.S. consolidated tax return general business credit carryforward	2,600,000,000
Total U.S. separate tax returns federal NOL carryforwards	2,400,000,000
Total New York State NOL carryforwards	9,600,000,000
Total New York City NOL carryforwards	5,600,000,000
Total APB 23 subsidiary NOL carryforwards	200,000,000
Amount of recognized net deferred tax asset for which realization is more likely than not	55,322,000,000	51,530,000,000
Amount of taxable income necessary to fully realize U.S. federal, state and local DTAs	112,000,000,000
U.S. Federal and New York State and City NOL carryforward period	20 years
U.S. foreign tax credit carryforward period	10 years
Limit on utilization of foreign tax credit carryforwards (as a percent)	35.00%	35.00%
Domestic losses allowed to be reclassified as foreign source income	63,000,000,000
Limit on domestic losses to be reclassified as foreign source income (as a percent)	50.00%
2016
Operating loss and tax credit carryforwards
U.S. foreign tax credit carryforward period	400,000,000
2017
Operating loss and tax credit carryforwards
U.S. foreign tax credit carryforward period	6,600,000,000
2018
Operating loss and tax credit carryforwards
U.S. foreign tax credit carryforward period	5,300,000,000
2019
Operating loss and tax credit carryforwards
U.S. foreign tax credit carryforward period	1,300,000,000
2020
Operating loss and tax credit carryforwards
U.S. foreign tax credit carryforward period	2,300,000,000
2021
Operating loss and tax credit carryforwards
U.S. foreign tax credit carryforward period	1,900,000,000
2022
Operating loss and tax credit carryforwards
U.S. foreign tax credit carryforward period	4,200,000,000
2027
Operating loss and tax credit carryforwards
Total U.S. consolidated tax return general business credit carryforward	300,000,000
Total U.S. separate tax returns federal NOL carryforwards	200,000,000
Total New York State NOL carryforwards	100,000,000
Total New York City NOL carryforwards	100,000,000
2028
Operating loss and tax credit carryforwards
Total U.S. consolidated tax return general business credit carryforward	400,000,000
Total U.S. separate tax returns federal NOL carryforwards	100,000,000
Total New York State NOL carryforwards	7,200,000,000
Total New York City NOL carryforwards	3,700,000,000
2029
Operating loss and tax credit carryforwards
Total U.S. consolidated tax return general business credit carryforward	400,000,000
Total New York State NOL carryforwards	1,900,000,000
Total New York City NOL carryforwards	1,600,000,000
2030
Operating loss and tax credit carryforwards
Total U.S. consolidated tax return general business credit carryforward	500,000,000
Total U.S. separate tax returns federal NOL carryforwards	300,000,000
Total New York State NOL carryforwards	400,000,000
Total New York City NOL carryforwards	200,000,000
2031
Operating loss and tax credit carryforwards
Total U.S. consolidated tax return general business credit carryforward	500,000,000
Total U.S. separate tax returns federal NOL carryforwards	1,800,000,000
2032
Operating loss and tax credit carryforwards
Total U.S. consolidated tax return general business credit carryforward	500,000,000
Various
Operating loss and tax credit carryforwards
Total APB 23 subsidiary NOL carryforwards	$ 200,000,000